Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Long-Term Debt
Long-Term Debt

10. Long-Term Debt

        The Company's long-term debt as of June 30, 2015 and December 31, 2014 is as follows (in thousands):

	December 31, 2014 Carrying Value	Borrowings	Repayments	Exchanges	Deferred Gain on Forgiven Debt	Amortization of Forgiven Debt	PIK Interest	June 30, 2015 Carrying Value
Credit Facility	$435,150	$33,000	$(468,150)	$—	$—	$—	$—	$
2020 Senior Notes	600,000	—	—	(242,445)	(63,930)	—	—		293,625
2021 Senior Notes	700,000	—	—	(281,676)	(70,672)	—	—		347,652
Second Lien Notes	—	625,000	—	—	47,082	(896)	—		671,186
Third Lien Notes	—	—	—	524,121	87,520	(879)	1,187		611,949

Total debt	$1,735,150	$658,000	$(468,150)	$—	$—	$(1,775)	$1,187		$1,924,412
Current maturities	—	—	—	—	—	—	—

Long-term debt	$1,735,150	$658,000	$(468,150)	$—	$—	$(1,775)	$1,187		$1,924,412

	June 30, 2015 Carrying Value	Unamortized Deferred Gain on Debt Forgiven	June 30, 2015 Principle Balance Outstanding
Revolving Credit Facility	$—	$—	$
2020 Senior Notes	293,625	—		293,625
2021 Senior Notes	347,652	—		347,652
Second Lien Notes	671,186	(46,186)		625,000
Third Lien Notes	611,949	(86,641)		525,308

Total debt	$1,924,412	$(132,827)		$1,791,585
Current maturities	—	—		—

Long-term debt	$1,924,412	$(132,827)		$1,791,585

Debt Restructuring

        On May 21, 2015, the Company issued $625.0 million of Second Lien Notes and utilized the proceeds to repay the outstanding balance of the Credit Facility in an amount of approximately $468.2 million, with the remainder to be utilized for general corporate purposes. Further, the Company exchanged approximately $504.121 million of Third Lien Notes for approximately $279.8 million of 2020 Senior Notes and $350.3 million of 2021 Senior Notes, representing an exchange at 80.0% of the exchanged Unsecured Notes' par value. Additionally, on June 2, 2015, the Company exchanged approximately $20.0 million of Third Lien Notes for approximately $26.6 million of 2020 Senior Notes and $2.0 million of 2021 Senior Notes, representing an exchange at 70.0% of the exchanged Unsecured Notes' par value. Approximately $63.9 million of the principal amount of 2020 Senior Notes and $70.7 million of the principal amount of 2021 Senior Notes were extinguished.

        Additionally, the Company and Midstates Sub entered into the Seventh Amendment to the Credit Facility which provided that upon completion of the offering of the Second Lien Notes and exchange of Third Lien Notes, the borrowing base of the Credit Facility would be reduced to $252.4 million. The Seventh Amendment also provided additional covenant flexibility. Further discussion regarding the Second Lien Notes, Third Lien Notes and Seventh Amendment can be found below. The exchanges of Third Lien Notes for the Unsecured Notes as well as the issuance of the Second Lien Notes were accounted for as a troubled debt restructuring. As the future cash flows of the modified debt instruments are greater than the carrying amount of the previous debt instruments, no gain was recognized. The amount of extinguished debt will be amortized and recognized as a reduction of interest expense over the remaining life of the Second Lien Notes and Third Lien Notes using the effective interest method. As a result, the Company's reported interest expense will be significantly less than the contractual interest payments throughout the term of Second Lien Notes and Third Lien Notes. All costs incurred, including restructuring costs as well as the direct issuance costs of the Second Lien Notes and Third Lien Notes, were expensed and are included within debt restructuring costs in our condensed consolidated statements of operations.

Reserve-based Credit Facility

        The Company maintains a $750.0 million Credit Facility with a borrowing base of $252.4 million supported by the Company's Mississippian Lime and Anadarko Basin oil and gas assets. At June 30, 2015, the Company had no amounts drawn on the Credit Facility and had outstanding letters of credit obligations totaling $1.5 million.

        The Credit Facility matures on May 31, 2018 and borrowings thereunder are secured by substantially all of the Company's oil and natural gas properties and bear interest at LIBOR plus an applicable margin, depending upon the Company's borrowing base utilization, between 2.00% and 3.00% per annum. At June 30, 2015 and 2014, the weighted average interest rate was 2.9% and 2.8%, respectively.

        In addition to interest expense, the Credit Facility requires the payment of a commitment fee each quarter. The commitment fee is computed at the rate of either 0.375% or 0.500% per annum based on the average daily amount by which the borrowing base exceeds the outstanding borrowings during each quarter.

        The borrowing base under the Credit Facility is subject to semiannual redeterminations in April and October and up to one additional time per six month period following each scheduled borrowing base redetermination, as may be requested by the Company or the administrative agent, acting on behalf of lenders holding at least two-thirds of the outstanding loans and other obligations.

        Under the terms of the Credit Facility, the Company is required to repay any amount by which the principal balance of its outstanding loans and its letter of credit obligations exceed its redetermined borrowing base or grant liens on additional property having sufficient value to eliminate such excess. The Company is permitted to make such repayment in six equal successive monthly payments commencing 30 days following the administrative agent's notice regarding such borrowing base reduction.

        On March 24, 2015, the Company and Midstates Sub entered into a Sixth Amendment (the "Sixth Amendment") to the Credit Facility. The Sixth Amendment amended the required ratio of net consolidated indebtedness to EBITDA under the Credit Agreement for each of the fiscal quarters in 2015 from 4.0:1.0 to 4.5:1.0. Additionally, the Sixth Amendment amended the mortgage requirements under the Credit Facility to provide for an increase from 80% to 90% for the percentage of properties included in the borrowing base that are required to be subject to mortgages for the benefit of the lenders.

        On May 21, 2015, the Company and Midstates Sub entered into a Seventh Amendment (the "Seventh Amendment") to the Credit Facility. The Seventh Amendment provided that, with the completion of the offering of the Second Lien Notes and Third Lien Notes (both discussed below), the Company's borrowing base would be reduced to approximately $252.4 million. The Seventh Amendment also eliminated the required ratio of net consolidated indebtedness to EBITDA covenant and added a ratio of Total Senior Indebtedness (as defined therein) to EBITDA of not more than 1.0:1.0, which is further discussed below under "—Debt Covenants." The next scheduled redetermination of the borrowing base is October 2015.

2020 Senior Notes

        On October 1, 2012, the Company issued $600 million in aggregate principal amount of 2020 Senior Notes conducted pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended (the "Securities Act"). In October 2013, these notes were exchanged for an equal principal amount of identical registered notes. The 2020 Senior Notes rank pari passu in right of payment with the 2021 Senior Notes, the Second Lien Notes and Third Lien Notes. The 2020 Senior Notes were co-issued on a joint and several basis by the Company and its wholly owned subsidiary, Midstates Sub. The Company does not have any operations or independent assets other than its 100% ownership interest in Midstates Sub and there are no other subsidiaries of the Company. The indenture governing the 2020 Senior Notes (the "2020 Senior Notes Indenture") does not create any restricted assets within Midstates Sub, nor does it impose any significant restrictions on the ability of Midstates Sub to pay dividends or make loans to the Company or limit the ability of the Company to advance loans to Midstates Sub.

        At any time prior to October 1, 2015, the Company may, under certain circumstances, redeem up to 35% of the aggregate principal amount of the 2020 Senior Notes with the net proceeds of a public or private equity offering at a redemption price of 110.75% of the principal amount of the 2020 Senior Notes, plus any accrued and unpaid interest up to the redemption date. In addition, at any time before October 1, 2016, the Company may redeem all or a part of the 2020 Senior Notes at a redemption price equal to 100% of the principal amount of 2020 Senior Notes redeemed plus the Applicable Premium (as defined in the 2020 Senior Notes Indenture) at the redemption date, plus any accrued and unpaid interest, if any, up to the redemption date. On or after October 1, 2016, the Company may redeem all or a part of the 2020 Senior Notes at varying redemption prices (expressed as percentages of principal amount) set forth in the 2020 Senior Notes Indenture plus accrued and unpaid interest, if any, on the 2020 Senior Notes redeemed, up to the redemption date.

        Upon the occurrence of certain change of control events, as defined in the 2020 Senior Notes Indenture, each holder of the 2020 Senior Notes will have the right to require that the Company repurchase all or a portion of such holder's 2020 Senior Notes in cash at a purchase price equal to 101% of the aggregate principal amount thereof plus any accrued and unpaid interest to the date of repurchase.

        On May 21, 2015 and June 2, 2015, a total of approximately $306.4 million of 2020 Senior Notes were exchanged for Third Lien Notes, as discussed above. The estimated fair value of the 2020 Senior Notes as of June 30, 2015 was $121.1 million (Level 2 in the fair value measurement hierarchy), based on quoted market prices for these same debt securities.

2021 Senior Notes

        On May 31, 2013, the Company issued $700 million in aggregate principal amount of 2021 Senior Notes. In October 2013, these notes were exchanged for an equal principal amount of identical registered notes. The 2021 Senior Notes rank pari passu in right of payment with the 2020 Senior Notes, Second Lien Notes and Third Lien Notes. The 2021 Senior Notes were co-issued on a joint and several basis by the Company and its wholly owned subsidiary, Midstates Sub. The indenture governing the 2021 Senior Notes (the "2021 Senior Notes Indenture") does not create any restricted assets within Midstates Sub, nor does it impose any significant restrictions on the ability of Midstates Sub to pay dividends or make loans to the Company or limit the ability of the Company to advance loans to Midstates Sub.

        Prior to June 1, 2016, the Company may, under certain circumstances, redeem up to 35% of the aggregate principal amount of the 2021 Senior Notes with the net proceeds of any equity offerings at a redemption price of 109.25% of the principal amount of the 2021 Senior Notes redeemed, plus any accrued and unpaid interest, if any, up to the redemption date. In addition, at any time before June 1, 2016, the Company may redeem all or a part of the 2021 Senior Notes at a redemption price equal to 100% of the principal amount of the 2021 Senior Notes redeemed plus the Applicable Premium (as defined in the 2021 Senior Notes Indenture) at the redemption date, plus any accrued and unpaid interest, if any, up to, the redemption date. On or after June 1, 2016, the Company may redeem all or a part of the 2021 Senior Notes at varying redemption prices (expressed as percentages of principal amount) set forth in the 2021 Senior Notes Indenture plus accrued and unpaid interest, if any, on the 2021 Senior Notes redeemed, up to, the redemption date.

        Upon the occurrence of certain change of control events, as defined in the 2021 Senior Notes Indenture, each holder of the 2021 Senior Notes will have the right to require that the Company repurchase all or a portion of such holder's 2021 Senior Notes in cash at a purchase price equal to 101% of the aggregate principal amount thereof plus any accrued and unpaid interest to the date of repurchase.

        On May 21, 2015 and June 2, 2015, a total of approximately $352.3 million of 2021 Senior Notes were exchanged for Third Lien Notes, as discussed above. The estimated fair value as of June 30, 2015 of the 2021 Senior Notes was $137.8 million (Level 2 in the fair value measurement hierarchy), based on quoted market prices for these same debt securities.

Second Lien Notes

        On May 21, 2015, the Company and Midstates Sub issued and sold $625.0 million aggregate principal amount of Second Lien Notes in a private placement conducted pursuant to Rule 144A under the Securities Act. The Second Lien Notes mature on the earlier of June 1, 2020 or 12 months after the maturity date of the Company's Credit Facility (including any extension or refinancing of such facility). The Second Lien Notes have an interest rate of 10.0% and interest is payable semi-annually on June 1 and December 1 of each fiscal year. The Second Lien Notes are unconditionally guaranteed, jointly and severally, on a senior secured basis by each of the Company's future restricted subsidiaries (the "Guarantors") and will be initially secured by second-priority liens on substantially all of the Company's and Guarantors' assets that secure the Company's Credit Facility.

        On May 21, 2015, in connection with the offering of Second Lien Notes, the Company and Midstates Sub entered into a registration rights agreement with the initial purchasers of the Second Lien Notes pursuant to which the Company and Midstates Sub are obligated, within 270 days after the issuance of the Second Lien Notes, to file with the Securities and Exchange Commission under the Securities Act a registration statement with respect to an offer to exchange the Second Lien Notes for substantially identical registered new notes. The Company will be obligated to pay liquidated damages consisting of additional interest on the Second Lien Notes if, within the periods specified in the agreement, it does not file the exchange offer registration statement or if certain other events occur.

        The Second Lien Notes are senior secured obligations of the Company and rank effectively junior to its obligations under the Credit Facility, effectively senior to its existing and future unsecured indebtedness, effectively senior to the Company's Third Lien Notes and all future junior lien obligations, effectively junior to all existing and future secured indebtedness secured by assets not constituting collateral under the Second Lien Notes, pari passu with all of the Company's existing and future senior debt, structurally subordinated to all existing and future indebtedness of any non-Guarantor subsidiaries and senior to any existing or future subordinated debt.

        Upon the occurrence of certain change of control events, as defined in the indenture governing the Second Lien Notes, each holder of the Second Lien Notes will have the right to require that the Company repurchase all or a portion of such holder's 2020 Second Lien Notes in cash at a purchase price equal to 101% of the aggregate principal amount thereof plus any accrued and unpaid interest to the date of repurchase.

        The estimated fair value of the Second Lien Notes was $601.6 million as of June 30, 2015 (Level 2 in the fair value measurement hierarchy), based on quoted market prices for these same debt securities.

Third Lien Notes

        On May 21, 2015 and June 2, 2015, the Company issued approximately $504.121 million and $20.0 million, respectively, in aggregate principal amount of Third Lien Notes in a private placement and in exchange for an aggregate $306.4 million of the 2020 Senior Notes and $352.3 million of the 2021 Senior Notes. The Third Lien Notes are unconditionally guaranteed, jointly and severally, on a senior secured basis by each of the Guarantors. The Third Lien Notes are secured by third-priority liens on substantially all of the Company's assets that secure the Credit Facility. The Third Lien Notes have an interest rate of 12.0%, consisting of cash interest of 10.0% and paid-in-kind interest of 2.0%, per annum and mature on the earlier of June 1, 2020 or 12 months after the maturity date of the Company's Credit Facility (including any extension or refinancing of such facility). Interest is payable semi-annually on June 1 and December 1 of each fiscal year.

        On May 21, 2015, in connection with the issuance of the Third Lien Notes, the Company entered into a registration rights agreement with the initial purchasers of the Third Lien Notes pursuant to which the Company is obligated, within 270 days after the issuance of the Third Lien Notes, to file with the Securities and Exchange Commission under the Securities Act a registration statement with respect to an offer to exchange the Third Lien Notes for substantially identical registered new notes. The Company will be obligated to pay liquidated damages consisting of additional interest on the Third Lien Notes if, within the periods specified in the agreement, it does not file the exchange offer registration statement or if certain other events occur.

        The Third Lien Notes are senior secured obligations of the Company and rank effectively junior to its obligations under the Credit Facility and Second Lien Notes to the extent of the value of the collateral securing such indebtedness, effectively senior to its existing and future unsecured indebtedness to the extent of the value of the collateral securing the Third Lien Notes, effectively senior to all future junior lien obligations that rank below a third-priority basis to the extent of the value of the collateral securing the Third Lien Notes, effectively junior to all existing and future secured indebtedness secured by assets not constituting collateral under the Third Lien Notes, pari passu to all of the Company's existing and future senior debt, structurally subordinated to all existing and future indebtedness of any non-Guarantor subsidiaries and senior in right of payment to any existing or future subordinated debt.

        Upon the occurrence of certain change of control events, as defined in the indenture governing the Third Lien Notes, each holder of the Third Lien Notes will have the right to require that the Company repurchase all or a portion of such holder's Third Lien Notes in cash at a purchase price equal to 101% of the aggregate principal amount thereof plus any accrued and unpaid interest to the date of repurchase.

        The estimated fair value of the Third Lien Notes was $420.3 million as of June 30, 2015 (Level 2 in the fair value measurement hierarchy), based on quoted market prices for these same debt securities.

Debt Covenants

        The indentures governing the 2020 Senior Notes, 2021 Senior Notes, Second Lien Notes and Third Lien Notes contain covenants that, among other things, restrict the Company's ability to: (i) incur additional indebtedness, guarantee indebtedness or issue certain preferred shares; (ii) make loans, investments and other restricted payments; (iii) pay dividends on or make other distributions in respect of, or repurchase or redeem, capital stock; (iv) create or incur certain liens; (v) sell, transfer or otherwise dispose of certain assets; (vi) enter into certain types of transactions with the Company's affiliates; (vii) consolidate, merge or sell substantially all of the Company's assets; (viii) prepay, redeem or repurchase certain debt; (ix) alter the business the Company conducts and (x) enter into agreements restricting the ability of the Company's current and any future subsidiaries to pay dividends.

        Additionally, the Credit Facility, as amended, contains, among other standard affirmative and negative covenants, financial covenants including a maximum ratio of Total Senior Indebtedness to EBITDA (as defined therein) of not more than 1.0:1.0 and a minimum current ratio (as defined therein) of not less than 1.0 to 1.0. The Credit Facility also limits the Company's ability to make any dividends, distributions or redemptions. The Company was in compliance with all debt covenants at June 30, 2015.

Cross Default Provisions

        The Company's debt facilities contain significant cross default and/or cross acceleration provisions where a default under the Credit Facility or one of the indentures could enable the lenders of the other debt to also declare events of default and accelerate repayment of the obligations under those debt instruments. In general, these cross default/cross acceleration provisions are as follows:

  •
  The Credit Facility allows the lenders to declare an event of default if there is an event of default on other indebtedness and that default: (i) is the result of the failure to make any payment when due in respect of other indebtedness having an aggregate principal amount of at least 5% of the then effective borrowing base and such failure continues after the applicable grace or notice period; or (ii) is the result of a failure to perform any condition, covenant or other event and such failure permits the holders of such other indebtedness to cause the acceleration of such other indebtedness.

  •
  The indentures governing the 2020 Senior Notes, 2021 Senior Notes, Second Lien Notes and Third Lien Notes allow the lenders to declare an event of default if there is an event of default on other indebtedness and that default: (i) is caused by a failure to make any payment of principal prior to the expiration of the grace period following the final maturity date of such indebtedness; or (ii) results in the acceleration of such indebtedness prior to its stated maturity, and, in each case, the principal amount of any such indebtedness, together with the principal amount of any other indebtedness with respect to which an event described herein has occurred, aggregates $50.0 million or more.

9. Long-Term Debt

        The Company's long-term debt as of December 31, 2014 and 2013 is as follows:

	At December 31,
	2014	2013
	(in thousands)
Revolving credit facility, due 2018	$435,150	$401,150
Senior notes, due 2020	600,000	600,000
Senior notes, due 2021	700,000	700,000

Long-term debt	$1,735,150	$1,701,150

Reserve-based Credit Facility

        As of December 31, 2014, the Company's credit facility consisted of a $750 million Credit Facility with a borrowing base supported by the Company's Mississippian Lime and Anadarko Basin oil and gas assets. On September 30, 2014, the Company entered into an Assignment and Borrowing Base Increase Agreement that increased the borrowing base from $475 million to $525 million. At December 31, 2014, the Company had drawn $435.2 million on the Credit Facility and had outstanding letters of credit obligations totaling $1.4 million.

        The Credit Facility matures on May 31, 2018 and borrowings thereunder are secured by substantially all of the Company's oil and natural gas properties and bear interest at LIBOR plus an applicable margin, depending upon the Company's borrowing base utilization, between 2.00% and 3.00% per annum. At December 31, 2014 and December 31, 2013, the weighted average interest rate was 2.8% and 2.5%, respectively.

        In addition to interest expense, the Credit Facility requires the payment of a commitment fee each quarter. The commitment fee is computed at the rate of either 0.375% or 0.50% per annum based on the average daily amount by which the borrowing base exceeds the outstanding borrowings during each quarter.

        The borrowing base under the Credit Facility is subject to semiannual redeterminations in April and October and up to one additional time per six month period following each scheduled borrowing base redetermination, as may be requested by the Company or the administrative agent, acting on behalf of lenders holding at least two-thirds of the outstanding loans and other obligations.

        Under the terms of the Credit Facility, the Company is required to repay the amount by which the principal balance of its outstanding loans and its letter of credit obligations exceed its redetermined borrowing base. The Company is permitted to make such repayment in six equal successive monthly payments commencing 30 days following the administrative agent's notice regarding such borrowing base reduction.

        The Credit Facility, as amended, contains, among other standard affirmative and negative covenants, financial covenants including a maximum ratio of net debt to EBITDA (i.e. leverage ratio) and a minimum current ratio (as defined therein) of not less than 1.0 to 1.0. The Company is required to maintain a leverage ratio of not more than 4.75 to 1.00 for the quarter ended December 31, 2014, and currently 4.00 to 1.00 for each quarter thereafter. The Credit Facility also limits the Company's ability to make any dividends, distributions or redemptions.

        As of December 31, 2014, the Company was in compliance with the current ratio and the ratio of debt to EBITDA covenants as set forth in the Credit Facility. The Company's current ratio at December 31, 2014 was 1.1 to 1.0. At December 31, 2014, the Company's leverage ratio was 3.7 to 1.0.

        In March 2015, the Company received a waiver related to the requirement that an unqualified auditors' opinion without an explanatory paragraph in relation to going concern accompany the 2014 financial statements.

        Based upon the recent amendments to the Credit Facility, the Company believes its carrying amount at December 31, 2014 approximates its fair value (Level 2) due to the variable nature of the applicable interest rate and current financing terms available to the Company.

2020 Senior Notes

        On October 1, 2012, the Company issued $600 million in aggregate principal amount of 10.75% senior notes due 2020 (the "2020 Outstanding Notes") in a private placement conducted pursuant to Rule 144A and Regulation S under the Securities Act of 1933, as amended (the "Securities Act"). On October 29, 2013, substantially all of the 2020 Outstanding Notes were exchanged for an equal principal amount of registered 10.75% senior subordinated notes due 2020 pursuant to an effective registration statement on Form S-4 filed on August 30, 2013 under the Securities Act (the "2020 Exchange Notes"). The 2020 Exchange Notes are identical to the 2020 Outstanding Notes except that the 2020 Exchange Notes are registered under the Securities Act and do not have restrictions on transfer, registration rights or provisions for additional interest. As used herein, the term "2020 Senior Notes" refers to both the 2020 Outstanding Notes and the 2020 Exchange Notes. The 2020 Senior Notes were co-issued on a joint and several basis by the Company and its wholly owned subsidiary, Midstates Sub. The Company does not have any operations or independent assets other than its 100% ownership interest in Midstates Sub and there are no other subsidiaries of the Company. The 2020 Senior Notes Indenture does not create any restricted assets within Midstates Sub, nor does it impose any significant restrictions on the ability of Midstates Sub to pay dividends or make loans to the Company or limit the ability of the Company to advance loans to Midstates Sub.

        At any time prior to October 1, 2015, the Company may, under certain circumstances, redeem up to 35% of the aggregate principal amount of the 2020 Senior Notes with the net proceeds of a public or private equity offering at a redemption price of 110.75% of the principal amount of the 2020 Senior Notes, plus any accrued and unpaid interest up to the redemption date. In addition, at any time before October 1, 2016, the Company may redeem all or a part of the 2020 Senior Notes at a redemption price equal to 100% of the principal amount of 2020 Senior Notes redeemed plus the Applicable Premium (as defined in the Indenture) at the redemption date, plus any accrued and unpaid interest and Additional Interest (as defined in the Indenture), if any, up to, the redemption date. On or after October 1, 2016, the Company may redeem all or a part of the 2020 Senior Notes at varying redemption prices (expressed as percentages of principal amount) set forth in the Indenture plus accrued and unpaid interest and Additional Interest (as defined in the Indenture), if any, on the 2020 Senior Notes redeemed, up to, the redemption date.

        The Indenture contains covenants that, among other things, restrict the Company's ability to: (i) incur additional indebtedness, guarantee indebtedness or issue certain preferred shares; (ii) make loans, investments and other restricted payments; (iii) pay dividends on or make other distributions in respect of, or repurchase or redeem, capital stock; (iv) create or incur certain liens; (v) sell, transfer or otherwise dispose of certain assets; (vi) enter into certain types of transactions with the Company's affiliates; (vii) consolidate, merge or sell substantially all of the Company's assets; (viii) prepay, redeem or repurchase certain debt; (ix) alter the business the Company conducts and (x) enter into agreements restricting the ability of the Company's current and any future subsidiaries to pay dividends.

        Upon the occurrence of certain change of control events, as defined in the Indenture, each holder of the 2020 Senior Notes will have the right to require that the Company repurchase all or a portion of such holder's 2020 Senior Notes in cash at a purchase price equal to 101% of the aggregate principal amount thereof plus any accrued and unpaid interest to the date of repurchase.

        The estimated fair value of the 2020 Senior Notes was $327.0 million as of December 31, 2014 (Level 2 in the fair value measurement hierarchy due to the limited trading volume on the secondary market), based on quoted market prices for these same debt securities. The effective annual interest rate for the 2020 Senior Notes was approximately 11.1% for the years ended December 31, 2014 and 2013.

2021 Senior Notes

        On May 31, 2013, the Company issued $700 million in aggregate principal amount of 9.25% senior notes due 2021 (the "2021 Outstanding Notes") in a private placement conducted pursuant to Rule 144A and Regulation S under the Securities Act. On October 29, 2013, all of the 2021 Outstanding Notes were exchanged for an equal principal amount of registered 9.25% senior subordinated notes due 2021 pursuant to an effective registration statement on Form S-4 filed on August 30, 2013 under the Securities Act (the "2021 Exchange Notes"). The 2021 Exchange Notes are identical to the 2021 Outstanding Notes except that the 2021 Exchange Notes are registered under the Securities Act and do not have restrictions on transfer, registration rights or provisions for additional interest. As used herein, the term "2021 Senior Notes" refers to both the 2021 Outstanding Notes and the 2021 Exchange Notes. The proceeds from the offering of $700 million (net of the initial purchasers' discount and related offering expenses) were used to fund the Anadarko Basin Acquisition and the related expenses, to pay the expenses related to an amendment to the Company's revolving credit facility, to repay $34.3 million in outstanding borrowings under the Company's Credit Facility, and for general corporate purposes.

        The 2021 Senior Notes rank pari passu in right of payment with the 2020 Senior Notes. The 2021 Senior Notes were co-issued on a joint and several basis by the Company and its wholly owned subsidiary, Midstates Sub. The Company does not have any operations or independent assets other than its 100% ownership interest in Midstates Sub and there are no other subsidiaries of the Company. The 2021 Senior Notes indenture does not create any restricted assets within Midstates Sub, nor does it impose any significant restrictions on the ability of Midstates Sub to pay dividends or make loans to the Company or limit the ability of the Company to advance loans to Midstates Sub.

        Prior to June 1, 2016, the Company may, under certain circumstances, redeem up to 35% of the aggregate principal amount of the 2021 Senior Notes (less the amount of 2021 Senior Notes redeemed pursuant to the preceding paragraph) with the net proceeds of any Equity Offerings at a redemption price of 109.25% of the principal amount of the 2021 Senior Notes redeemed, plus any accrued and unpaid interest, if any, up to the redemption date. In addition, at any time before June 1, 2016, the Company may redeem all or a part of the 2021 Senior Notes at a redemption price equal to 100% of the principal amount of the 2021 Senior Notes redeemed plus the Applicable Premium (as defined in the Indenture) at the redemption date, plus any accrued and unpaid interest and Additional Interest (as defined in the 2021 Senior Notes Indenture), if any, up to, the redemption date. On or after October 1, 2016, the Company may redeem all or a part of the 2021 Senior Notes at varying redemption prices (expressed as percentages of principal amount) set forth in the 2021 Senior Notes Indenture plus accrued and unpaid interest and Additional Interest (as defined in the 2021 Senior Notes Indenture), if any, on the 2021 Senior Notes redeemed, up to, the redemption date.

        The terms of the covenants and change in control provisions in the 2021 Senior Notes Indenture are substantially identical to those of the 2020 Senior Notes discussed above.

        The estimated fair value of the 2021 Senior Notes was $357.0 million as of December 31, 2014 (Level 2 in the fair value measurement hierarchy due to the limited trading volume on the secondary market), based on quoted market prices for these same debt securities. The effective annual interest rate for the 2021 Senior Notes was approximately 9.6% and 9.5% for the years ended December 31, 2014 and 2013, respectively.